Administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Expense by nature
Share-based payment expense	$ 3,289	$ 3,574
Business combination transaction costs	1,459	8,360
Impairment of withholding tax receivables	11,255	14,787
Net (gain)/loss on disposal of property, plant and equipment	$ (734)	167
Cash flow projection period for assessment of withholding tax asset recoverability	5 years
Administrative expense
Expense by nature
Facilities, short term rental and upkeep	$ 11,155	8,028
Depreciation	2,699	2,109
Amortization	1,388	2,837
Travel costs	3,144	2,477
Staff costs	37,830	30,131
Key management compensation	4,207	4,355
Share-based payment expense	3,289	3,574
Professional fees	13,661	8,320
Business combination transaction costs	1,459	8,360
Impairment of withholding tax receivables	11,255	14,787
Net (gain)/loss on disposal of property, plant and equipment	(734)	167
Operating taxes	80	203
Other	7,888	5,214
Total	$ 97,321	$ 90,562